ING Series Fund, Inc.

ING Balanced Fund,

ING Strategic Allocation Conservative Fund,

ING Strategic Allocation Growth Fund and

ING Strategic Allocation Moderate Fund  - (the “Funds”)

Supplement dated May 1, 2007

to the Class A, Class B and Class C Prospectus,

Institutional Class Prospectus and

Class O Prospectus

each dated October 30, 2006

Effective April 27, 2007, Mary Ann Fernandez retired as a portfolio manager to the Funds. Ms. Fernandez’s duties will be assumed by Paul Zemsky.

1.                                       All references to Mary Ann Fernandez as a portfolio manager to the Funds are hereby deleted.

2.                                       The paragraphs under the section entitled “Management of the Funds - Sub-Adviser” on pages 38 and 39 of the Class A, B and C Prospectus; and pages 34 and 35 of the Institutional Class Prospectus and Class O Prospectus are amended to replace Mary Ann Fernandez’s biography with the following:

Paul Zemsky, Portfolio Manager, has co-managed the Fund since April 2007. Mr. Zemsky is the head of ING’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed income business and handling option trading in both the exchange-traded and over-the-counter markets.  Paul Zemsky has 22 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Series Fund, Inc.

ING Balanced Fund,

ING Strategic Allocation Conservative Fund,

ING Strategic Allocation Growth Fund and

ING Strategic Allocation Moderate Fund

Supplement dated May 1, 2007

to the Class A, Class B, Class C and Class I shares

Statement of Additional Information (“SAI”)

and the Class O shares SAI

each dated September 30, 2006

Effective April 27, 2007, Mary Ann Fernandez retired as a portfolio manager to the Funds. Ms. Fernandez’s duties will be assumed by Paul Zemsky. All references to Mary Ann Fernandez are hereby deleted and replaced with Mr. Zemsky.

Effective April 27, 2007, the table and the footnotes thereto, in the sections entitled “Portfolio Managers” in the sub-section entitled “Other Accounts Managed” on page 75 and in the sub-section entitled “Portfolio Manager Ownership of Securities” on page 78 of the Class A, Class B, Class C and Class I SAI and on pages 65 and 67 respectively of the Class O SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each team member.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Omar Aguilar, Ph.D.(1)	44	$6,980,708,124	9	$1,159,005,574	33	$4,923,923,636
Joseph Basset, CFA(1)	4	$986,258,364	0	N/A	0	N/A
Jeff Bianchi(2)	4	$721,692,338	4	597,941,817	41	$1,868,809,131
Christopher F. Corapi(1)	4	$3,173,797,888	0	N/A	3	$23,059,411
Vincent Costa(1)	6	$5,265,666,729	9	$1,159,005,574	33	$4,923,923,636
Brian Gendreau, Ph.D.(1)	41	$6,088,393,149	0	N/A	0	N/A

James Kauffmann(3)	46	$6,736,375,757	18	$2,456,397,089	32	$9,127,128,104
Scott Lewis(1)	2	$558,293,124	2	$103,031,798	1	$45,446,408
Steve Salopek(1)	4	$986,258,364	0	N/A	0	N/A
Richard(1) Welsh	4	$721,692,338	4	597,941,817	41	$1,868,809,131
Paul Zemsky(4)	0	0	0	0	0	0

(1)	The number of accounts and total assets is shown as of May 31, 2006.
(2)	The number of accounts and total assets in the accounts is shown as of September 30, 2006.
(3)	1 of these accounts with total assets of $309,979,844 has an advisory fee that is also based on the performance of the account.
(4)	The number of accounts and total assets in the accounts is shown as of December 31, 2006.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each team member, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Omar Aguilar, Ph.D.(1)	$1– $10,000 (2)
Joseph Basset, CFA(1)	None
Jeff Bianchi (3)	None
Christopher F. Corapi(1)	None
Vincent Costa(1)	None
Brian Gendreau, Ph.D.(1)	None
James Kauffmann(1)	None
Scott Lewis(1)	None
Steve Salopek(1)	None
Richard Welsh(1)	None
Paul Zemsky(4)	None

(1)	The dollar range of shares of the Portfolio owned is as of May 31, 2006
(2)	Represents shares held in ING Index Plus LargeCap Fund.
(3)	The dollar range of shares of the Portfolios owned is as of September 30, 2006.
(4)	The dollar range of shares of the Portfolios owned is as of December 31, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE